Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Acquisitions

3. Acquisitions

During the nine months ended September 30, 2012, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $57,836 of which $54,738 was in cash.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$11,358
Goodwill	8,689
Site locations	30,554
Non-competition agreements	70
Customer lists and contracts	5,780
Other asset	1,913
Current liabilities	(528)

$57,836

Summarized below are certain unaudited pro forma statements of operations data for the three and nine months ended September 30, 2012 and September 30, 2011 as if each of the above acquisitions and the acquisitions occurring in 2011, which were fully described in the 2011 Combined Form 10-K, had been consummated as of January 1, 2011. This pro forma information does not purport to represent what the Company’s results of operations actually would have been had such transactions occurred on the date specified or to project the Company’s results of operations for any future periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Pro forma net revenues	$306,504	$300,509	$883,621	$856,457

Pro forma net income applicable to common stock	$11,430	$4,024	$2,903	$2,011

Pro forma net income per common share—basic	$0.12	$0.04	$0.03	$0.02

Pro forma net income per common share—diluted	$0.12	$0.04	$0.03	$0.02

(2) Acquisitions

Year Ended December 31, 2011

During the twelve months ended December 31, 2011, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $23,497 in cash.

Each of these acquisitions was accounted for under the purchase method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$12,319
Goodwill	775
Site locations	8,147
Non-competition agreements	101
Customer lists and contracts	2,010
Other asset	356
Current liabilities	(211)

$23,497

Total acquired intangible assets for the year ended December 31, 2011 were $11,033, of which $775 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, substantially all of the $775 is expected to be fully deductible for tax purposes. The remaining $10,258 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $2,010 (7 year weighted average useful life) and site locations of $8,147 (15 year weighted average useful life). The aggregate amortization expense related to the 2011 acquisitions for the year ended December 31, 2011 was approximately $358.

The following unaudited pro forma financial information for the Company gives effect to the 2011 and 2010 acquisitions as if they had occurred on January 1, 2010. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2011	2010
Net revenues	$1,135,802	$1,099,490
Net income (loss) applicable to common stock	$7,946	$(39,830)
Net loss per common share — basic	$0.09	$(0.43)
Net loss per common share — diluted	$0.09	$(0.43)

Year Ended December 31, 2010

During the twelve months ended December 31, 2010, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of approximately $6,703 in cash.

Each of these acquisitions was accounted for under the purchase method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on preliminary fair market value estimates at the dates of acquisition. The allocations are pending final determination of the fair value of certain assets and liabilities. The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$2,651
Goodwill	1,703
Site locations	2,434
Non-competition agreements	70
Customer lists and contracts	654
Other asset	8
Current liabilities	(817)

$6,703

Total acquired intangible assets for the year ended December 31, 2010 was $4,861, of which $1,703 was assigned to goodwill. Although goodwill is not amortized for financial statement purposes, substantially all of the $1,703 is expected to be fully deductible for tax purposes. The remaining $3,158 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $654 (7 year weighted average useful life) and site locations of $2,434 (15 year weighted average useful life). The aggregate amortization expense related to the 2010 acquisitions for the year ended December 31, 2010 was approximately $124.

The following unaudited pro forma financial information for the Company gives effect to the 2010 and 2009 acquisitions as if they had occurred on January 1, 2009. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2010	2009
Net revenues	$1,092,916	$1,060,158
Net loss applicable to common stock	$(40,692)	$(59,407)
Net loss per common share — basic	$(0.44)	$(0.65)
Net loss per common share — diluted	$(0.44)	$(0.65)